Land Use Rights, Net (Details) - Schedule of Amortization Expense - Use Rights [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
2024	$ 106,195
2025	212,389
2026	212,389
2027	212,389
2028 and thereafter	8,601,439
Total	$ 9,344,801	$ 9,673,696